The following documents are hereby incorporated by reference:

  The Annual Report of the Fidelity Variable Insurance Products Fund
  (VIP), the Fidelity Variable Insurance Products Fund II (VIPII) and the Fidelity Insurance Variable Insurance Products Fund III (VIPIII) dated December 31, 1999, filed with the Commission on February 28, 2000 combined VIP, VIPII and VIPIII:
               Combined Part 1 (0001039264-00-000002)
               Combined Part 2 (0000081198-00-000001)

  The Annual Report of American Century Variable Portfolios dated
  December 31, 1999, filed with the Commission on February 17, 2000 (0000814680-00-000001).

  The Annual Report of MFS Variable Insurance Trust dated
  December 31, 1999, filed with the Commission on February 22, 2000
          MFS Growth with Income Series (0000950156-00-000099)
          MFS Emerging Growth Series (0000950156-00-000097)
          MFS New Discovery Series (0000950156-00-000100)
          MFS Research Series (0000950156-00-000098).

  The Annual Report of Lord,Abbett & Co. dated December 31, 1999, filed with the Commission on February 10, 2000 (0000855396-00-000002).